Vessels and other fixed assets, net: (Details Narrative) $ in Thousands	Jun. 30, 2020 USD ($)
Financing Receivable, Nonaccrual [Line Items]
Number of vessels owned	116
First-priority mortgage [Member]
Financing Receivable, Nonaccrual [Line Items]
Number of vessels owned	82
Amount of vessels pledged as collateral	$ 2,231,837
Collateral, Bareboat vessels [Member]
Financing Receivable, Nonaccrual [Line Items]
Number of vessels owned	34
Capital Leases Balance Sheet Assets By Major Class Net	$ 707,940
Second-priority mortgage [Member]
Financing Receivable, Nonaccrual [Line Items]
Amount of vessels pledged as collateral	$ 699,726